Leases - Supplemental information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Land use right	¥ 11,033	¥ 10,930
Operating lease right-of-use assets, net (excluding land use rights)	224,930	297,937
Operating lease RoU assets, net	¥ 235,963	¥ 308,867
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Land use right, Operating lease right-of-use assets, net (excluding land use rights)	Land use right, Operating lease right-of-use assets, net (excluding land use rights)
Operating lease liabilities - current	¥ 91,230	¥ 95,775
Operating lease liabilities - non-current	146,970	214,427
Total operating lease liabilities	¥ 238,200	¥ 310,202
Weighted average remaining lease term (in years)
Land use rights	49 years	50 years
Operating leases	3 years 3 months 21 days	2 years 10 months 24 days
Weighted average discount rate (as a percent)
Operating leases	4.38%	4.36%